Credit Risk - Disclosure of Country Risk Exposure (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Exposures	£ 294,877	£ 306,284
Total
Disclosure of credit risk exposure [line items]
Exposures	293,600	306,100
Governments
Disclosure of credit risk exposure [line items]
Exposures	43,100	47,000
Banks
Disclosure of credit risk exposure [line items]
Exposures	7,100	5,300
Other
Disclosure of credit risk exposure [line items]
Exposures	11,400	8,900
Retail
Disclosure of credit risk exposure [line items]
Exposures	206,100	217,300
Corporate
Disclosure of credit risk exposure [line items]
Exposures	25,900	27,600
Eurozone | Netherlands
Disclosure of credit risk exposure [line items]
Exposures	300	100
Eurozone | Belgium
Disclosure of credit risk exposure [line items]
Exposures	500	600
Eurozone | Finland
Disclosure of credit risk exposure [line items]
Exposures	100	100
Eurozone | Total
Disclosure of credit risk exposure [line items]
Exposures	7,900	5,000
Eurozone | Total | Ireland
Disclosure of credit risk exposure [line items]
Exposures	3,200	2,400
Eurozone | Total | Spain
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Total | France
Disclosure of credit risk exposure [line items]
Exposures	2,600	1,400
Eurozone | Total | Germany
Disclosure of credit risk exposure [line items]
Exposures	500	400
Eurozone | Total | Luxembourg
Disclosure of credit risk exposure [line items]
Exposures	600	0
Eurozone | Total | Other
Disclosure of credit risk exposure [line items]
Exposures	1,000	800
Eurozone | Governments
Disclosure of credit risk exposure [line items]
Exposures	400	400
Eurozone | Governments | Ireland
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Governments | Spain
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Governments | France
Disclosure of credit risk exposure [line items]
Exposures	100	100
Eurozone | Governments | Germany
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Governments | Luxembourg
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Governments | Other
Disclosure of credit risk exposure [line items]
Exposures	300	300
Eurozone | Banks
Disclosure of credit risk exposure [line items]
Exposures	2,600	1,600
Eurozone | Banks | Ireland
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Banks | Spain
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Banks | France
Disclosure of credit risk exposure [line items]
Exposures	1,700	800
Eurozone | Banks | Germany
Disclosure of credit risk exposure [line items]
Exposures	200	300
Eurozone | Banks | Luxembourg
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Banks | Other
Disclosure of credit risk exposure [line items]
Exposures	700	500
Eurozone | Other
Disclosure of credit risk exposure [line items]
Exposures	4,700	2,800
Eurozone | Other | Ireland
Disclosure of credit risk exposure [line items]
Exposures	3,100	2,300
Eurozone | Other | Spain
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Other | France
Disclosure of credit risk exposure [line items]
Exposures	800	500
Eurozone | Other | Germany
Disclosure of credit risk exposure [line items]
Exposures	300	0
Eurozone | Other | Luxembourg
Disclosure of credit risk exposure [line items]
Exposures	500	0
Eurozone | Other | Other
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Retail
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Retail | Ireland
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Retail | Spain
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Retail | France
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Retail | Germany
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Retail | Luxembourg
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Retail | Other
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Corporate
Disclosure of credit risk exposure [line items]
Exposures	200	200
Eurozone | Corporate | Ireland
Disclosure of credit risk exposure [line items]
Exposures	100	100
Eurozone | Corporate | Spain
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Corporate | France
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Corporate | Germany
Disclosure of credit risk exposure [line items]
Exposures	0	100
Eurozone | Corporate | Luxembourg
Disclosure of credit risk exposure [line items]
Exposures	100	0
Eurozone | Corporate | Other
Disclosure of credit risk exposure [line items]
Exposures	0	0
Other countries | Total | UK
Disclosure of credit risk exposure [line items]
Exposures	277,700	295,900
Other countries | Total | US
Disclosure of credit risk exposure [line items]
Exposures	700	1,100
Other countries | Total | Japan
Disclosure of credit risk exposure [line items]
Exposures	2,900	1,400
Other countries | Total | Switzerland
Disclosure of credit risk exposure [line items]
Exposures	2,100	1,200
Other countries | Total | Other
Disclosure of credit risk exposure [line items]
Exposures	2,300	1,500
Other countries | Governments | UK
Disclosure of credit risk exposure [line items]
Exposures	38,500	44,100
Other countries | Governments | US
Disclosure of credit risk exposure [line items]
Exposures	0	100
Other countries | Governments | Japan
Disclosure of credit risk exposure [line items]
Exposures	2,000	1,100
Other countries | Governments | Switzerland
Disclosure of credit risk exposure [line items]
Exposures	2,100	1,200
Other countries | Governments | Other
Disclosure of credit risk exposure [line items]
Exposures	100	100
Other countries | Banks | UK
Disclosure of credit risk exposure [line items]
Exposures	1,700	1,800
Other countries | Banks | US
Disclosure of credit risk exposure [line items]
Exposures	700	900
Other countries | Banks | Japan
Disclosure of credit risk exposure [line items]
Exposures	900	300
Other countries | Banks | Switzerland
Disclosure of credit risk exposure [line items]
Exposures	0	0
Other countries | Banks | Other
Disclosure of credit risk exposure [line items]
Exposures	1,200	700
Other countries | Other | UK
Disclosure of credit risk exposure [line items]
Exposures	6,500	5,800
Other countries | Other | US
Disclosure of credit risk exposure [line items]
Exposures	0	100
Other countries | Other | Japan
Disclosure of credit risk exposure [line items]
Exposures	0	0
Other countries | Other | Switzerland
Disclosure of credit risk exposure [line items]
Exposures	0	0
Other countries | Other | Other
Disclosure of credit risk exposure [line items]
Exposures	200	200
Other countries | Retail | UK
Disclosure of credit risk exposure [line items]
Exposures	206,000	217,300
Other countries | Retail | US
Disclosure of credit risk exposure [line items]
Exposures	0	0
Other countries | Retail | Japan
Disclosure of credit risk exposure [line items]
Exposures	0	0
Other countries | Retail | Switzerland
Disclosure of credit risk exposure [line items]
Exposures	0	0
Other countries | Retail | Other
Disclosure of credit risk exposure [line items]
Exposures	100	0
Other countries | Corporate | UK
Disclosure of credit risk exposure [line items]
Exposures	25,000	26,900
Other countries | Corporate | US
Disclosure of credit risk exposure [line items]
Exposures	0	0
Other countries | Corporate | Japan
Disclosure of credit risk exposure [line items]
Exposures	0	0
Other countries | Corporate | Switzerland
Disclosure of credit risk exposure [line items]
Exposures	0	0
Other countries | Corporate | Other
Disclosure of credit risk exposure [line items]
Exposures	700	500
All countries excluding Eurozone countries | Total
Disclosure of credit risk exposure [line items]
Exposures	285,700	301,100
All countries excluding Eurozone countries | Governments
Disclosure of credit risk exposure [line items]
Exposures	42,700	46,600
All countries excluding Eurozone countries | Banks
Disclosure of credit risk exposure [line items]
Exposures	4,500	3,700
All countries excluding Eurozone countries | Other
Disclosure of credit risk exposure [line items]
Exposures	6,700	6,100
All countries excluding Eurozone countries | Retail
Disclosure of credit risk exposure [line items]
Exposures	206,100	217,300
All countries excluding Eurozone countries | Corporate
Disclosure of credit risk exposure [line items]
Exposures	£ 25,700	£ 27,400